COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Cost of sales

	Gold		Copper		Other[5]		Total
For the years ended December 31	2017	2016	2017	2016	2017	2016	2017	2016
Direct mining cost[1,2,3,4]	$3,063	$3,215	$274	$228	$28	$77	$3,365	$3,520
Depreciation	1,529	1,504	83	45	35	25	1,647	1,574
Royalty expense	206	224	38	41	—	—	244	265
Community relations	38	37	4	5	2	4	44	46
Total	$4,836	$4,980	$399	$319	$65	$106	$5,300	$5,405

[1]	Direct mining cost includes charges to reduce the cost of inventory to net realizable value of $21 million (2016: $68 million).

[2]	Direct mining cost includes the costs of extracting by-products.

[3]	Includes employee costs of $1,051 million (2016: $1,048 million).

[4]	Cost of sales also includes costs associated with power sales to third parties from our Monte Rio power plant in the Dominican Republic up until its disposition on August 18, 2016.

[5]	Other includes all realized hedge gains and losses and corporate amortization.